Business Segment Information	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Business Segment Information
Note 6. Business Segment Information
The Group is primarily in the merchant banking business, which includes its iron ore royalty, financial services and other resource interests and other proprietary investments.
In reporting to management, the Group’s operating results are categorized into the following operating segments: merchant banking and all other segments.
Basis of Presentation
In reporting segments, certain of the Group’s business lines have been aggregated where they have similar economic characteristics and are similar in each of the following areas: (a) the nature of the products and services; (b) the methods of distribution; and (b) the types or classes of customers/clients for the products and services.
The Group’s merchant banking segment includes its interest, captive supply assets, financial services and proprietary investing activities. The Group’s core merchant banking asset is an interest in the Scully Iron Ore Mine in Wabush, Newfoundland & Labrador, Canada. In addition, The Group owns other merchant banking assets and seeks to invest in businesses or assets whose intrinsic value is not properly reflected. The Group’s investing activities are generally not passive. The Group actively seeks investments where its financial expertise and management can add or unlock value.
The all other segment includes the Group’s corporate and operating segments whose quantitative amounts do not exceed 10% of any of the Group’s: (a) reported revenue; (b) net income; or (c) total assets. The Group’s all other operating segment primarily includes business activities in medical equipment, instruments, supplies and services.
The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies in Note 2B. The chief operating decision maker evaluates performance on the basis of income or loss from operations before income taxes and does not consider acquisition accounting adjustments in assessing the performance of the Group’s reporting segments. The segment information presented below is prepared according to the following methodologies: (a) revenue and expenses directly associated with each segment are included in determining pre-tax earnings; (b) intersegment sales and transfers are accounted for as if the sales or transfers were to third parties at current market prices; (c) certain selling, general and administrative expenses paid by corporate, particularly incentive compensation and share-based compensation, are not allocated to reporting segments; (d) all intercompany investments, receivables and payables are eliminated in the determination of each segment’s assets and liabilities; and (e) deferred income tax assets and liabilities are not allocated.
Segment Operating Results
	Year ended December 31, 2018
	Merchant banking	All other	Total
Revenue from external customers	$134,496	$5,255	$139,751
Intersegment sale	3,363	191	3,554
Interest expense	1,779	3	1,782
Income (loss) before income taxes	183,395	(15,566)	167,829
	Year ended December 31, 2017
	Merchant banking	All other	Total
Revenue from external customers	$256,412	$17,623	$274,035
Intersegment sale	1,668	204	1,872
Interest expense	4,931	—	4,931
Loss before income taxes	(28,254)	(10,153)	(38,407)
	Year ended December 31, 2016
	Merchant banking	All other	Total
Revenue from external customers	$1,095,896	$35,761	$1,131,657
Intersegment sale	1,975	360	2,335
Interest expense	15,751	—	15,751
Loss before income taxes	(13,785)	(2,921)	(16,706)
	As at December 31, 2018
	Merchant banking	All other	Total
Segment assets	$458,998	$47,915	$506,913
	As at December 31, 2017
	Merchant banking	All other	Total
Segment assets	$343,649	$53,298	$396,947
	As at December 31, 2018
	Merchant banking	All other	Total
Segment liabilities	$106,651	$5,856	$112,507
	As at December 31, 2017
	Merchant banking	All other	Total
Segment liabilities	$106,713	$10,285	$116,998
Geographic Information
Due to the highly integrated nature of international products and services, merchant banking activities and markets, and a significant portion of the Group’s activities requiring cross-border coordination in order to serve the Group’s customers and clients, the methodology for allocating the Group’s profitability to geographic regions is dependent on estimates and management judgment.
Geographic results are generally determined as follows:
Segment	Basis for attributing revenue
Merchant banking	Locations of external customers or the reporting units, whichever is appropriate
All other	Locations of the reporting units
Due to the nature of cross-border business, the Group presents its geographic information by geographic regions, instead of by countries. The following table presents revenue from external customers by geographic region of such customers:
Years ended December 31:	2018	2017	2016
Canada	$13,035	$19,595	$28,328
Germany	51,867	122,643	280,552
Africa	4,254	4,283	32,519
Americas	1,786	22,446	256,598
Asia	1,549	14,894	113,821
Europe	67,260	90,174	419,839
	$139,751	$274,035	$1,131,657

Except for the geographic concentrations as indicated in the above table and a customer in the merchant banking segment located in Slovakia representing approximately 16% of the Group’s revenue for the year ended December 31, 2018, there were no other revenue concentrations during the years ended December 31, 2018, 2017 and 2016.
The following table presents non-current assets other than financial instruments, deferred income tax assets and other non-current assets by geographic area based upon the location of the assets.
As at December 31:	2018	2017
Canada	$297,537	$144,452
Africa	33,258	32,258
Asia	20	889
Europe	52,914	52,501
	$383,729	$230,100